Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred Stock, Par Value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, shares issued	2,937,500	2,937,500	2,937,500
Preferred Stock, shares outstanding	2,937,500	2,937,500	2,937,500
Common Stock, Par Value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	300,000,000	300,000,000	300,000,000
Common Stock, shares issued	41,680,902	41,680,902	41,619,402
Common Stock, shares outstanding	41,680,902	41,680,902	41,619,402